Northwestern Mutual Series Fund, Inc.
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-4797
U.S.A.
February 13, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:
Northwestern Mutual Series Fund, Inc.
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212
Ladies and Gentlemen:
We are hereby submitting Post-Effective Amendment No. 90 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (the “Registrant”) on Form N-1A under Rule 485(a)(2) of the Securities Act of 1933, as amended. This filing is also submitted as Amendment No. 91 to Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). The Registrant is a series fund currently made up of 27 separate Portfolios (each a “Portfolio” and collectively, the “Portfolios”).
The Amendment is being filed in connection with the addition of three new Portfolios, each of which will operate primarily as a “fund of funds.” Please note that we intend to file a separate post-effective amendment next week to serve as the Registrant’s annual Registration Statement update filing for the existing 27 Portfolios.
We are happy to provide to the assigned examiner an electronic or hard copy of the Prospectus and Statement of Additional Information, which have been marked to show changes from the Registrant’s currently effective Registration Statement. Please call the undersigned at (414) 665-6437 with any questions or comments about this filing.
Regards,
/s/ DAVID B. KENNEDY
David B. Kennedy
Assistant General Counsel
Northwestern Mutual